INVENTORY AND DEPOSITS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY AND DEPOSITS

NOTE 3 - INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	September 30, 2021 (unaudited)	December 31, 2020 (audited)

Inventory - Finished goods	$687,830	$681,709
Inventory deposits	76,685	141,164
	764,515	822,873
Less: Reserve for excess and obsolete	-	-
Net inventory and deposits	$764,515	$822,873

Note 3- INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	December 31, 2020	December 31, 2019

Inventory - Finished goods	$681,709	$805,845
Inventory deposits	141,164	91,641
	822,873	897,486
Less: Reserve for excess and obsolete	-	-
Net inventory and deposits	$822,873	$897,486